UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

      Investment Company Act file number 811-21913
                                         ---------------------------

                               DundeeWealth Funds
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   Peter Moran
                               DundeeWealth US, LP
                      1160 West Swedesford Road, Suite 140
                                Berwyn, PA 19312
    -------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  610-854-0900
                                                           --------------------
                    Date of fiscal year end:   September 30
                                              -------------------

                    Date of reporting period: June 30, 2010
                                              -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic Contrarian Advantage Fund
June 30, 2010 (Unaudited)

                                                                                    Number of          Market
                                                                                      Shares            Value
     -----------------------------------------------------------------------------------------------------------
     COMMON STOCKS - 81.2%
     -----------------------------------------------------------------------------------------------------------
     Canada - 15.1%
     -----------------------------------------------------------------------------------------------------------
     Bank of Nova Scotia                                                                     680        $31,294
     Brookfield Properties Corp.                                                             905         12,706
     Central Fund of Canada, Ltd., Class A                                                 2,200         33,154
     Suncor Energy, Inc.                                                                     630         18,547
                                                                                                      ----------
                                                                                                         95,701
                                                                                                      ----------

     Ireland - 3.0%
     -----------------------------------------------------------------------------------------------------------
     Accenture plc, Class A                                                                  495         19,132
                                                                                                      ----------

     Israel - 9.6%
     -----------------------------------------------------------------------------------------------------------
     Bezeq Israeli Telecommunication Corp., Ltd. +                                         8,900         19,471
     Mizrahi Tefahot Bank, Ltd.*+                                                          1,600         11,627
     Teva Pharmaceutical Industries, Ltd. ADR                                                565         29,374
                                                                                                      ----------
                                                                                                         60,472
                                                                                                      ----------

     Italy - 7.1%
     -----------------------------------------------------------------------------------------------------------
     Atlantia SpA +                                                                          672         11,914
     Davide Campari - Milano SpA +                                                         3,720         18,248
     Terna - Rete Elettrica Nazionale SpA +                                                3,990         14,370
                                                                                                      ----------
                                                                                                         44,532
                                                                                                      ----------

     Sweden - 2.4%
     -----------------------------------------------------------------------------------------------------------
     Atlas Copco AB, Class A +                                                             1,035         15,152
                                                                                                      ----------

     Switzerland - 6.1%
     -----------------------------------------------------------------------------------------------------------
     Nestle SA +                                                                             410         19,783
     Sulzer AG +                                                                             200         18,583
                                                                                                      ----------
                                                                                                         38,366
                                                                                                      ----------

     United States - 37.9%
     -----------------------------------------------------------------------------------------------------------
     Comcast Corp., Class A                                                                  975         16,936
     Emerson Electric Co.                                                                    405         17,694
     Microsoft Corp.                                                                         840         19,328
     Nike, Inc., Class B                                                                     350         23,643
     Norfolk Southern Corp.                                                                  335         17,772
     Occidental Petroleum Corp.                                                              385         29,703
     Oracle Corp.                                                                            850         18,241
     Philip Morris International, Inc.                                                       285         13,064
     The Procter & Gamble Co.                                                                340         20,393
     Royal Gold, Inc.                                                                        350         16,800

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund
June 30, 2010 (Unaudited)

                                                                                    Number of          Market
                                                                                      Shares            Value
     -----------------------------------------------------------------------------------------------------------
     COMMON STOCKS (continued)
     -----------------------------------------------------------------------------------------------------------
     United States (continued)
     -----------------------------------------------------------------------------------------------------------
     Simon Property Group, Inc.                                                              156        $12,597
     The Coca-Cola Co.                                                                       245         12,279
     Visa, Inc., Class A                                                                     300         21,225
                                                                                                      ----------
                                                                                                        239,675
                                                                                                      ----------

     Total Common Stocks
        (Cost $502,190)                                                                                 513,030
                                                                                                      ----------

                                                                                    Expiration
                                                                     Number of        Date/
                                                                     Contracts    Exercise Price
     -----------------------------------------------------------------------------------------------------------
     CALL OPTIONS PURCHASED - 0.3%
     -----------------------------------------------------------------------------------------------------------
     SPDR S&P 500 ETF Trust                                              4        Mar.2011/$112           2,048

     Total Call Options Purchased
                                                                                                      ----------
        (Cost $3,358)                                                                                     2,048
                                                                                                      ----------


     -----------------------------------------------------------------------------------------------------------
     PUT OPTIONS PURCHASED - 1.0%
     -----------------------------------------------------------------------------------------------------------
     SPDR S&P 500 ETF Trust                                              5        Dec.2010/$105           4,815
     PowerShares QQQ                                                     5         Jan.2011/$42           1,675

     Total Put Options Purchased
                                                                                                      ----------
        (Cost $4,998)                                                                                     6,490
                                                                                                      ----------

                                                                                    Principal
                                                                                      Amount
     -----------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 15.1%
     -----------------------------------------------------------------------------------------------------------
     PNC Bank Money Market Account,
         0.05%**, due 7/01/2010                                                          $95,192         95,192
                                                                                                      ----------

     Total Short-Term Investments
        (Cost $95,192)                                                                                   95,192
                                                                                                      ----------

     Total Investments - 97.6%
        (Cost $605,738)***                                                                              616,760
     Call Options Written - (0.1)%
        (Premiums received $1,233)                                                                         (552)
     Put Options Written - (0.3)%
        (Premiums received $1,412)                                                                       (1,985)
     Forward Foreign Exchange Contracts - (0.1)%
        (Unrealized depreciation)                                                                          (362)
     Other Assets Less Liabilities - 2.9%                                                                18,322
                                                                                                      ----------
     NET ASSETS - 100.0%                                                                               $632,183
                                                                                                      ==========

Call Options Written as of 6/30/2010 were as follows:
----------------------------------------------------------------------------------------------------------

                                                              Expiration Date/Exercise
  Number of Contracts          Call Options Written                     Price                Market Value
------------------------   -----------------------------    ------------------------------  --------------
                      4    SPDR S&P 500 ETF Trust                   Mar.2011/$125          $          552
                                                                                            --------------
Total (Premiums received $1,233)                                                           $          552
                                                                                            ==============

Put Options Written as of 6/30/2010 were as follows:
----------------------------------------------------------------------------------------------------------

                                                              Expiration Date/Exercise
  Number of Contracts          Put Options Written                      Price                Market Value
------------------------   -----------------------------    ------------------------------  --------------
                      5    SPDR S&P 500 ETF Trust                   Dec.2010/$80           $        1,325
                      5    PowerShares QQQ                          Jan.2011/$33                      660
                                                                                            --------------
Total (Premiums received $1,412)                                                           $        1,985
                                                                                            ==============

Forward Foreign Exchange Contracts as of 6/30/2010 were as follows:

Short Forward
-----------------------------------------------------------------------------------------------------------
      Currency Purchased               Currency Sold             Settlement Date            Unrealized
                                                                                          Appreciation/
                                                                                           Depreciation
------------------------------      ---------------------     ----------------------    -------------------
     USD               27,728       CHF           30,700            8/18/2010          $              (780)
     USD               32,304       EUR           26,300            8/18/2010                          135
     USD               23,126       ILS           89,000            8/18/2010                          237
     USD               11,396       SEK           88,500            8/18/2010                           46
                                                                                        -------------------
Total Unrealized Appreciation/Depreciation                                             $              (362)
                                                                                        ===================

----------

+ Fair valued security. The aggregate value of fair valued securities is $129,148 comprising 20.43% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

ADR   American Depositary Receipt.

*     Non-income producing security.

**    Current yield.

***   Aggregate tax cost is $605,878
      and net unrealized appreciation is as follows:
              Gross unrealized appreciation                            $ 29,045
              Gross unrealized depreciation                             (18,163)
                                                                       --------
              Net unrealized appreciation                              $ 10,882
                                                                       ========

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments
(Continued)

Dynamic Contrarian Advantage Fund
June 30, 2010 (Unaudited)

                                                      % of Net
Sector Allocation                                      Assets
-----------------                                      ------
Consumer Staples                                        13.3%
Industrials                                             12.8
Information Technology                                  12.3
Financial                                               10.8
Energy                                                   7.6
Consumer Discretionary                                   6.4
Close-End Fund                                           5.2
Health Care                                              4.7
Telecommunication Services                               3.1
Materials                                                2.7
Utilities                                                2.3
Cash and other                                          18.8
                                                      ------
                                                       100.0%
                                                      ======

See Notes to Schedule of Investments

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic Discovery Fund
June 30, 2010 (Unaudited)

                                                                           Number of           Market
                                                                            Shares              Value
     -----------------------------------------------------------------------------------------------------
     COMMON STOCKS - 76.0%
     -----------------------------------------------------------------------------------------------------
     Austria - 3.0%
     -----------------------------------------------------------------------------------------------------
     Andritz AG +                                                                   335           $18,745
                                                                                            --------------

     Canada - 11.8%
     -----------------------------------------------------------------------------------------------------
     Bank of Nova Scotia                                                            680            31,294
     Central Fund of Canada, Ltd., Class A                                        2,170            32,702
     Research In Motion, Ltd.*                                                      200             9,852
                                                                                            --------------
                                                                                                   73,848
                                                                                            --------------

     France - 6.1%
     -----------------------------------------------------------------------------------------------------
     JC Decaux SA* +                                                                570            13,203
     Pernod Ricard SA +                                                             325            25,141
                                                                                            --------------
                                                                                                   38,344
                                                                                            --------------

     Germany - 2.9%
     -----------------------------------------------------------------------------------------------------
     Wincor Nixdorf AG +                                                            330            18,464
                                                                                            --------------

     Israel - 14.2%
     -----------------------------------------------------------------------------------------------------
     Frutarom Industries, Ltd. +                                                  2,700            19,804
     NICE Systems, Ltd. *+                                                          725            18,006
     Strauss Group, Ltd. +                                                        1,500            20,012
     Teva Pharmaceutical Industries, Ltd. ADR                                       595            30,934
                                                                                            --------------
                                                                                                   88,756
                                                                                            --------------

     Italy - 0.7%
     -----------------------------------------------------------------------------------------------------
     Newron Pharmaceuticals SpA* +                                                  700             4,330
                                                                                            --------------

     Switzerland - 12.6%
     -----------------------------------------------------------------------------------------------------
     Rieter Holding AG* +                                                            90            22,828
     Schindler Holding AG, Participation Certificates +                             190            15,976
     Schweiter Technologies AG +                                                     80            40,299
                                                                                            --------------
                                                                                                   79,103
                                                                                            --------------

     United Kingdom - 8.3%
     -----------------------------------------------------------------------------------------------------
     British American Tobacco plc +                                                 825            26,123
     The Weir Group plc +                                                         1,700            26,100
                                                                                            --------------
                                                                                                   52,223
                                                                                            --------------

     United States - 16.4%
     -----------------------------------------------------------------------------------------------------
     Cisco Systems, Inc.*                                                           545            11,614
     Dresser-Rand Group, Inc.*                                                      395            12,462
     Globe Specialty Metals, Inc.*                                                2,000            20,660
     Occidental Petroleum Corp.                                                     385            29,703
     Oracle Corp.                                                                   530            11,374
     Royal Gold, Inc.                                                               345            16,560
                                                                                            --------------
                                                                                                  102,373
                                                                                            --------------

     Total Common Stocks
        (Cost $436,411)                                                                           476,186
                                                                                            --------------

     WARRANTS - 0.4%
     -----------------------------------------------------------------------------------------------------
     Canada - 0.4%
     -----------------------------------------------------------------------------------------------------
     Kinross Gold Corp., Expire 9/03/2013*                                        1,050             2,870

     Total Warrants
        (Cost $4,292)                                                                               2,870
                                                                                            --------------

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Discovery Fund
June 30, 2010 (Unaudited)

                                                                          Expiration
                                                          Number of          Date/              Market
                                                          Contracts     Exercise Price          Value
     -----------------------------------------------------------------------------------------------------
     CALL OPTIONS PURCHASED - 0.3%
     -----------------------------------------------------------------------------------------------------
     SPDR S&P 500 ETF Trust                                   4          Mar.2011/$112             $2,048
                                                                                            --------------
     Total Call Options Purchased
        (Cost $3,358)                                                                               2,048
                                                                                            --------------

                                                                          Expiration
                                                          Number of          Date/
                                                          Contracts     Exercise Price
     -----------------------------------------------------------------------------------------------------
     PUT OPTIONS PURCHASED - 1.0%
     -----------------------------------------------------------------------------------------------------
     SPDR S&P 500 ETF Trust                                   5          Dec.2010/$105              4,815
     PowerShares QQQ                                          4          Jan.2011/$42               1,340
     Total Put Options Purchased
                                                                                            --------------
        (Cost $4,666)                                                                               6,155
                                                                                            --------------

                                                                           Principal
                                                                            Amount
     -----------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 20.1%
     -----------------------------------------------------------------------------------------------------
     PNC Bank Money Market Account,
        0.05%**, due 7/01/2010                                                 $125,722           125,722
                                                                                            --------------

     Total Short-Term Investments
        (Cost $125,722)                                                                           125,722
                                                                                            --------------

     Total Investments - 97.8%
        (Cost $574,449)***                                                                        612,981
     Call Options Written - (0.1)%
        (Premiums received $1,233)                                                                   (552)
     Put Options Written - (0.3)%
        (Premiums received $1,302)                                                                 (1,853)
     Forward Foreign Exchange Contracts - (0.2)%
        (Unrealized depreciation)                                                                  (1,296)
     Other Assets Less Liabilities - 2.8%                                                          17,471
                                                                                            --------------
     NET ASSETS - 100.0%                                                                         $626,751
                                                                                            ==============

CALL OPTIONS WRITTEN AS OF 6/30/2010 WERE AS FOLLOWS:

  Number of Contracts         Call Options Written        Expiration Date/Exercise Price    Market Value
------------------------    --------------------------    --------------------------------  --------------
                      4     SPDR S&P 500 ETF Trust                 Mar.2011/$125           $           552
                                                                                            --------------
Total (Premiums received $1,233)                                                           $           552
                                                                                            ==============

PUT OPTIONS WRITTEN AS OF 6/30/2010 WERE AS FOLLOWS:

                                                             Expiration Date/Exercise
  Number of Contracts          Put Options Written                     Price                Market Value
------------------------    --------------------------    --------------------------------  --------------
                      5     SPDR S&P 500 ETF Trust                 Dec.2010/$80            $        1,325
                      4     PowerShares QQQ                        Jan.2011/$33                       528
                                                                                            --------------
Total (Premiums received $1,302)                                                           $        1,853
                                                                                            ==============

Forward Foreign Exchange Contracts as of 6/30/2010 were as follows:

Short Forward
------------------------------------------------------------------------------
                                                                 Unrealized
    Currency                                 Settlement        Appreciation/
    Purchased           Currency Sold           Date            Depreciation
-------------------    -----------------    --------------     ---------------

  USD          587     CAD          600       8/18/2010     $              24
  USD       57,803     CHF       64,000       8/18/2010                (1,625)
  USD       56,502     EUR       46,000       8/18/2010                   236
  USD       38,169     GBP       25,800       8/18/2010                  (378)
  USD       43,653     ILS      168,000       8/18/2010                   447
                                                               ---------------
Total Unrealized Appreciation/Depreciation                  $          (1,296)
                                                               ===============

-------------
+ Fair valued security. The aggregate value of fair valued securities is $269,031 comprising 42.92% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

ADR   American Depositary Receipt.

*     Non-income producing security.

**    Current yield.

***   Aggregate tax cost is $574,515 and
      net unrealized appreciation is as follows:
               Gross unrealized appreciation                           $66,202
               Gross unrealized depreciation                           (27,736)
                                                                  --------------
               Net unrealized appreciation                             $38,466
                                                                  ==============

                                                                    % of Net
          Sector Allocation                                          Assets
          ----------------------------------------------------------------------
          Industrials                                                      16.1%
          Consumer Staples                                                 11.4
          Information Technology                                           11.1
          Materials                                                         9.6
          Energy                                                            6.7
          Consumer Discretionary                                            5.7
          Health Care                                                       5.6
          Closed-End Funds                                                  5.2
          Financial                                                         5.0
          Cash and other                                                   23.6
                                                                 ---------------
                                                                          100.0%
                                                                 ===============


See Notes to Schedule of Investments

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic Energy Income Fund
June 30, 2010 (Unaudited)

                                                                                   Number of         Market
                                                                                  Shares/Units       Value
     ---------------------------------------------------------------------------------------------------------
     COMMON STOCKS - 88.8%
     ---------------------------------------------------------------------------------------------------------
     Canada - 88.8%
     ---------------------------------------------------------------------------------------------------------
     ARC Energy Trust (a)+                                                               9,500       $176,070
     Baytex Energy Trust (a)+                                                            3,300         98,577
     Bonavista Energy Trust (a)+                                                         8,200        175,701
     Canadian Oil Sands Trust (a)+                                                       6,300        159,727
     Crescent Point Energy Corp.+                                                        5,200        181,515
     Daylight Energy, Ltd. +                                                            20,500        171,965
     Enerplus Resources Fund (a)+                                                        3,800         81,708
     Fort Chicago Energy Partners LP, Class A (a)+                                       3,352         33,219
     Freehold Royalty Trust (a)+                                                         1,100         16,367
     Keyera Facilities Income Fund (a)+                                                  2,411         60,742
     NAL Oil & Gas Trust (a)+                                                           10,500        104,551
     Northland Power Income Fund (a)+                                                    6,500         83,956
     Pembina Pipeline Income Fund (a)+                                                   1,300         21,810
     Pengrowth Energy Trust (a)+                                                        11,300        103,282
     Peyto Energy Trust (a)+                                                             7,500        102,649
     Progress Energy Resources Corp.+                                                    3,500         40,670
     Provident Energy Trust (a)+                                                        14,900        102,035
     Vermilion Energy Trust (a)+                                                         5,000        158,142
     Zargon Energy Trust (a)+                                                            6,200        105,880
                                                                                                   -----------
                                                                                                    1,978,566
                                                                                                   -----------

     Total Common Stocks
        (Cost $2,030,983)                                                                           1,978,566
                                                                                                   -----------

                                                                                   Principal
                                                                                     Amount
     ---------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 8.7%
     ---------------------------------------------------------------------------------------------------------
     PNC Bank Money Market
      Account, 0.05%**, due 7/01/2010                                                 $194,206        194,206
                                                                                                   -----------

     Total Short-Term Investments
        (Cost $194,206)                                                                               194,206
                                                                                                   -----------

     Total Investments - 97.5%
        (Cost $2,225,189)***                                                                        2,172,772
     Other Assets Less Liabilities - 2.5%                                                              54,810
                                                                                                   -----------
     NET ASSETS - 100.0%                                                                           $2,227,582
                                                                                                   ===========

-------------
+ Fair valued security. The aggregate value of fair valued securities is $1,978,566 comprising 88.82% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

(a)   Denoted in units.

**    Current yield.

*** Aggregate tax cost is $2,230,953 and net unrealized depreciation is as follows:
             Gross unrealized appreciation                             $50,372
             Gross unrealized depreciation                            (108,553)
                                                                    -----------
             Net unrealized depreciation                              $(58,181)
                                                                    ===========

                                                                    % of Net
        Sector Allocation                                            Assets
        ------------------------------------------------------------------------
        Energy                                                             85.0%
        Utilities                                                           3.8
        Cash and other                                                     11.2
                                                                 ---------------
                                                                          100.0%
                                                                 ===============

        See Notes to Schedule of Investments

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic Gold and Precious Metals Fund
June 30, 2010 (Unaudited)

                                               Number of        Market
                                                 Shares         Value
     --------------------------------------------------------------------
     COMMON STOCKS - 88.7%
     --------------------------------------------------------------------
     Australia - 14.2%
     --------------------------------------------------------------------
     Ampella Mining, Ltd.* +                       50,000        $63,572
     Andean Resources, Ltd.* +                     65,000        188,061
     Azumah Resources, Ltd.* +                    101,000         34,225
     Gryphon Minerals, Ltd.* +                     60,000         38,610
     Intrepid Mines, Ltd.* +                        1,500            662
     Magma Metals, Ltd.* +                         14,000          4,998
     Perseus Mining, Ltd.* +                      125,000        241,128
     Shield Mining, Ltd.* +                         7,000          1,178
     Silver Lake Resources, Ltd.* +                 1,300          1,907
                                                              -----------
                                                                 574,341
                                                              -----------

     Canada - 70.0%
     --------------------------------------------------------------------
     Agnico-Eagle Mines, Ltd.                       3,000        182,340
     Alamos Gold, Inc. +                           11,000        168,738
     Aurizon Mines, Ltd.* +                        40,000        196,891
     Avion Gold Corp.* +                           10,500          4,882
     Barrick Gold Corp.                             3,000        136,230
     Comaplex Minerals Corp.* +                       400          4,133
     Creso Exploration, Inc.* +                     8,800          2,811
     East Asia Minerals Corp.* +                   15,000         87,643
     Eldorado Gold Corp.                           10,500        188,580
     Goldcorp, Inc.                                 3,000        131,550
     Golden Peaks Resources, Ltd.* +                1,800            719
     Hana Mining, Ltd.* +                           1,500          2,043
     Keegan Resources, Inc.* +                     28,000        148,870
     Kinross Gold Corp.                             9,000        153,810
     Levon Resources, Ltd.* +                       3,000          1,691
     MAG Silver Corp.* +                           10,000         61,716
     Magellan Minerals, Ltd.* +                     1,000            648
     Osisko Mining Corp.* +                        32,120        346,379
     PMI Gold Corp.* +                             57,500          9,722
     Premier Gold Mines, Ltd.* +                   35,000        165,704
     Red Back Mining, Inc.* +                       9,000        227,505
     Richfield Ventures Corp.* +                   52,000         47,382
     Riverstone Resources, Inc.* +                 75,000         37,340
     Sabina Gold & Silver Corp.* +                 12,000         28,406
     San Gold Corp.* +                             80,000        341,929
     StrikePoint Gold, Inc.* +                     37,000         13,207
     Unigold, Inc.* +                             225,000         43,328
     Volta Resources, Inc.* +                      78,000         93,786
                                                              -----------
                                                               2,827,983
                                                              -----------

     United States - 4.5%
     --------------------------------------------------------------------
     Allied Nevada Gold Corp.* +                    9,200        182,263
                                                              -----------

     Total Common Stocks
        (Cost $3,310,127)                                      3,584,587
                                                              -----------

     GOLD CERTIFICATES - 1.5%
     --------------------------------------------------------------------
     Canadian Gold Certificates - 1.5%
     --------------------------------------------------------------------
     ScotiaBank Gold Certificates                      50         62,112
                                                              -----------

     Total Gold Certificates
        (Cost $43,750)                                            62,112
                                                              -----------

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Gold and Precious Metals Fund
June 30, 2010 (Unaudited)

                                               Principal        Market
                                                 Amount         Value
     --------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 5.4%
     --------------------------------------------------------------------
     PNC Bank Money Market Account,
          0.05%**, due 7/01/2010                 $218,589       $218,589
                                                              -----------

     Total Short-Term Investments
          (Cost $218,589)                                        218,589
                                                              -----------

     Total Investments - 95.6%
          (Cost $3,572,466)***                                 3,865,288
     Other Assets Less Liabilities - 4.4%                        177,086
                                                              -----------
     NET ASSETS - 100.0%                                      $4,042,374
                                                              ===========

-------------
+ Fair valued security. The aggregate value of fair valued securities is $2,792,077 comprising 69.07% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

*     Non-income producing security.

**    Current yield.

*** Aggregate tax cost is $3,572,466 and net unrealized appreciation is as follows:
             Gross unrealized appreciation                            $456,438
             Gross unrealized depreciation                            (163,616)
                                                                    -----------
             Net unrealized depreciation                              $292,822
                                                                    ===========

             Sector Allocation                                   % of Net Assets
             -------------------------------------------------------------------
             Materials                                                    88.7%
             Gold                                                          1.5
             Cash and other                                                9.8
                                                                ----------------
                                                                         100.0%
                                                                ================

             See Notes to Schedule of Investments

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic Infrastructure Fund
June 30, 2010 (Unaudited)

                                                      Number of       Market
                                                       Shares/         Value
                                                       Units
     ---------------------------------------------------------------------------
     COMMON STOCKS - 82.9%
     ---------------------------------------------------------------------------

     Austria - 1.7%
     ---------------------------------------------------------------------------
     Andritz AG +                                             200       $11,191
                                                                    ------------

     Canada - 27.8%
     ---------------------------------------------------------------------------
     Bird Construction Income Fund (a)+                       200         5,803
     Brookfield Renewable Power Fund (a)+                   1,000        18,834
     Canadian National Railway Co. +                          100         5,731
     Enbridge, Inc. +                                         250        11,643
     Fort Chicago Energy Partners LP, Class A (a)+          1,227        12,160
     Genivar Income Fund (a)+                                 500        11,977
     Innergex Renewable Energy, Inc. +                      2,460        19,365
     Inter Pipeline Fund, Class A (a)+                        906        10,170
     Keyera Facilities Income Fund (a)+                       300         7,558
     Northland Power Income Fund (a)+                         800        10,333
     Seacliff Construction Corp. +                            900        14,457
     SNC-Lavalin Group, Inc. +                                700        28,019
     The Churchill Corp., Class A *+                          500         8,421
     TransCanada Corp. +                                      509        17,027
                                                                    ------------
                                                                        181,498
                                                                    ------------

     France - 1.9%
     ---------------------------------------------------------------------------
     Aeroports de Paris +                                     200        12,746
                                                                    ------------

     Italy - 7.3%
     ---------------------------------------------------------------------------
     Atlantia SpA +                                         1,260        22,338
     Terna - Rete Elettrica Nazionale SpA +                 7,100        25,570
                                                                    ------------
                                                                         47,908
                                                                    ------------

     Luxembourg - 3.3%
     ---------------------------------------------------------------------------
     SES SA +                                               1,050        21,810
                                                                    ------------

     Switzerland - 4.0%
     ---------------------------------------------------------------------------
     ABB, Ltd. +                                            1,500        26,066
                                                                    ------------

     United Kingdom - 7.5%
     ---------------------------------------------------------------------------
     National Grid plc +                                    3,150        23,204
     Severn Trent plc +                                     1,400        25,544
                                                                    ------------
                                                                         48,748
                                                                    ------------

     United States - 29.4%
     ---------------------------------------------------------------------------
     Aecom Technology Corp.*                                  100         2,306
     American Tower Corp., Class A*                           450        20,025
     El Paso Corp.                                          1,900        21,109
     Fluor Corp.                                              300        12,750
     ITC Holdings Corp.                                       500        26,455
     Northeast Utilities                                    1,300        33,124
     NSTAR                                                    650        22,750
     Southern Co.                                             800        26,624
     URS Corp.*                                               100         3,935
     Wisconsin Energy Corp.                                   450        22,833
                                                                    ------------
                                                                        191,911
                                                                    ------------
     Total Common Stocks
        (Cost $531,879)                                                 541,878
                                                                    ------------

DundeeWealth Funds

Schedule of Investments
(Continued)

Dynamic Infrastructure Fund
June 30, 2010 (Unaudited)

                                                      Principal        Market
                                                        Amount         Value
     ---------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 15.5%
     ---------------------------------------------------------------------------
     PNC Bank Money Market Account,
        0.05%**, due 7/01/2010                           $101,402      $101,402
                                                                    ------------

     Total Short-Term Investments
        (Cost $101,402)                                                 101,402
                                                                    ------------

     Total Investments - 98.4%
        (Cost $633,281)***                                              643,280
     Forward Foreign Exchange Contract - 1.2%
        (Unrealized appreciation)                                         7,751
     Other Assets Less Liabilities - 0.4%                                 2,526
                                                                    ------------
     NET ASSETS - 100.0%                                               $653,557
                                                                    ============

Forward Foreign Exchange Contracts as of 6/30/2010 were as follows:

Long Forward
---------------------------------------------------------------------------
                                                              Unrealized
    Currency                               Settlement       Appreciation/
    Purchased          Currency Sold          Date           Depreciation
---------------------------------------------------------------------------

CHF         1,981      USD       2,300      7/14/2010      $          153
EUR        28,566      USD      23,200      7/14/2010                (194)
                                                            ---------------
Total Unrealized Appreciation/Depreciation                 $          (41)
                                                            ===============

Short Forward
---------------------------------------------------------------------------
                                                              Unrealized
    Currency                               Settlement       Appreciation/
    Purchased          Currency Sold          Date           Depreciation
---------------------------------------------------------------------------

  USD     116,176     CAD      120,000      7/14/2010      $         3,462
  USD      25,755     CHF       28,500      7/14/2010                 (692)
  USD     116,125     EUR       90,900      7/14/2010                4,961
  USD       5,097     GBP        3,400      7/13/2010                   17
  USD      39,040     GBP       26,100      7/14/2010                   44
                                                            ---------------
Total Unrealized Appreciation/Depreciation                 $         7,792
                                                            ===============

-------------
+ Fair valued security. The aggregate value of fair valued securities is $349,967 comprising 53.55% of total net assets, which were valued pursuant to guidelines established by the Board of Trustees.

(a)   Denoted in units.

*     Non-income producing security.

**    Current yield.

***   Aggregate tax cost is $633,292 and net unrealized appreciation is as follows:
             Gross unrealized appreciation                             $30,698
             Gross unrealized depreciation                             (20,170)
                                                                    -----------
             Net unrealized depreciation                                $9,988
                                                                    ===========

                                                                     % of Net
             Sector Allocation                                        Assets
             -------------------------------------------------------------------
             Utilities                                                    39.0%
             Industrials                                                  25.4
             Energy                                                       12.2
             Consumer Discretionary                                        3.3
             Telecommunication Services                                    3.1
             Cash and other                                               17.0
                                                                   -------------
                                                                         100.0%
                                                                   =============

             See Notes to Schedule of Investments

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Dynamic U.S. Growth Fund
June 30, 2010 (Unaudited)

                                                        Number of   Market
                                                        Shares       Value
     ------------------------------------------------------------------------
     COMMON STOCKS - 85.5%
     ------------------------------------------------------------------------
     Consumer Discretionary - 20.0%
     ------------------------------------------------------------------------
     Chipotle Mexican Grill, Inc.*                           300     $41,043
     J. Crew Group, Inc.*                                  1,500      55,215
     NetFlix, Inc.*                                          500      54,325
     Under Armour, Inc., Class A*                          1,700      56,321
     Urban Outfitters, Inc.*                               1,400      48,146
                                                                   ----------
                                                                     255,050
                                                                   ----------
     Consumer Staples - 4.2%
     ------------------------------------------------------------------------
     Whole Foods Market, Inc.*                             1,500      54,030
                                                                   ----------

     Financials - 3.6%
     ------------------------------------------------------------------------
     IntercontinentalExchange, Inc.*                         400      45,212
                                                                   ----------

     Health Care - 14.4%
     ------------------------------------------------------------------------
     Illumina, Inc.*                                       1,400      60,942
     Intuitive Surgical, Inc*                                200      63,124
     Thoratec Corp.*                                       1,400      59,822
                                                                   ----------
                                                                     183,888
                                                                   ----------

     Information Technology - 43.3%
     ------------------------------------------------------------------------
     Acme Packet, Inc.*                                    1,700      45,696
     Apple, Inc.*                                            400     100,612
     F5 Networks, Inc.*                                      800      54,856
     NetApp, Inc.*                                         1,500      55,965
     Polycom, Inc.*                                        1,500      44,685
     Red Hat, Inc.*                                        1,200      34,728
     Riverbed Technology, Inc.*                            1,600      44,192
     Salesforce.com, Inc.*                                   600      51,492
     SuccessFactors, Inc.*                                 2,200      45,738
     VMware, Inc., Class A*                                1,200      75,108
                                                                   ----------
                                                                     553,072
                                                                   ----------
     Total Common Stocks
        (Cost $1,077,650)                                          1,091,252
                                                                   ----------

                                                       Principal
                                                        Amount
     ------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 12.4%
     ------------------------------------------------------------------------
     PNC Bank Money Market Account,
          0.05%**, due 7/01/2010                        $158,840     158,840
                                                                   ----------

     Total Short-Term Investments
          (Cost $158,840)                                            158,840
                                                                   ----------

     Total Investments - 98.0%
          (Cost $1,236,490)***                                     1,250,092
     Other Assets Less Liabilities - 2.1%                             26,148
                                                                   ----------
     NET ASSETS - 100.0%                                          $1,276,240
                                                                   ==========

*     Non-income producing security.

**    Current yield.

*** Aggregate tax cost is $1,236,490 and net unrealized appreciation is as follows:
             Gross unrealized appreciation                             $51,569
             Gross unrealized depreciation                             (37,967)
                                                                    -----------
             Net unrealized depreciation                               $13,602
                                                                    ===========

     Sector Allocation                           % of Net Assets
     -----------------------------------------------------------
     Information Technology                               43.3%
     Consumer Discretionary                               20.0
     Health Care                                          14.4
     Consumer Staples                                      4.2
     Financials                                            3.6
     Cash and other                                       14.5
                                                 ---------------
                                                         100.0%
                                                 ===============

     See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR institutional Funds)
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                        Notes to Schedule of Investments
                            June 30, 2010 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities which are primarily traded in foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Securities which are primarily traded in Latin American or South American markets are valued each day at approximately the time of close of regular trading on the New York Stock Exchange. When the New York Stock Exchange is open, but the foreign market in which a security primarily trades is closed, the security will generally be valued at the last available closing value (subject to the Fair Value Pricing Procedures adopted by the Board of Trustees) using the prevailing exchange rate.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Funds may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Funds would not be subject absent the use of these strategies. If Goodman & Company NY, Ltd.'s (the "Sub-Adviser" or "Goodman") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Funds may leave the Funds in a worse position than if it had not used such strategies.

      The Fund's derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under United States of America generally accepted accounting principles.

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      The Funds are subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

      Futures and Options on Futures - The Funds may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule
      4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

      There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's or Goodman's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

      During the period ended June 30, 2010, the Fund had no investments in futures contracts or options on futures

      Forward Foreign Exchange Contracts - The Funds may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise desire, to the possible detriment of a Fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a Fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a Fund.

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      Forward foreign exchange contracts for the Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund, and Dynamic Discovery Fund at June 30, 2010 are presented within the Schedule of Investments.

      The Dynamic Infrastructure Fund's, Dynamic Contrarian Advantage Fund's, and Dynamic Discovery Fund's volume of activity in forward foreign exchange contracts during the period ended June 30, 2010, had an average monthly value of approximately $2,322, $1,705, $3,144, respectively.

      Options - The Funds may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

      Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

      Option positions for the Dynamic Contrarian Advantage Fund and Dynamic Discovery Fund at June 30, 2010 are presented within the Schedule of Investments.

      The Dynamic Infrastructure Fund held equity written option contracts through November 20, 2009, with an average premium amount of approximately $305. At June 30, 2010, the Dynamic Infrastructure Fund had no investments in options contracts. The Dynamic Contrarian Advantage Fund's and Dynamic Discovery Fund's volume of activity in options contracts during the period ended June 30, 2010 had the following activities:

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

                                            Dynamic Infrastructure       Dynamic Contrarian
                                                    Fund                   Advantage Fund       Dynamic Discovery Fund
                                           ------------------------------------------------------------------------------
                                            Number of                   Number of                 Number of
                                            Contracts     Premiums      Contracts    Premiums     Contracts    Premiums
                                           ------------------------------------------------------------------------------
Options outstanding at September 30, 2009            3    $      305           --   $       --           --   $       --
Options written                                     --            --           14        2,645           13        2,535
Options expired                                     (3)          305)          --           --           --           --
                                           ------------------------------------------------------------------------------
Options outstanding at June 30, 2010                --    $       --           14   $    2,645           13   $    2,535
                                           ==============================================================================

      The following tables summarize the value of derivatives held as of June 30, 2010, by their primary underlying risk exposure:

                                                              Asset Derivatives
                                                      ----------------------------------
                                     Total Value at                     Foreign Exchange
                                     June 30, 2010    Equity Contracts     Contracts
----------------------------------------------------------------------------------------
Dynamic Infrastructure Fund         $         8,637   $            --   $         8,637
Dynamic Contrarian Advantage Fund             8,956             8,538               418
Dynamic Discovery Fund                        8,910             8,203               707
                                    ----------------------------------------------------
Total                               $        26,503   $        16,741   $         9,762
                                    ====================================================

                                                            Liability Derivatives
                                                      ------------------------------------
                                     Total Value at                       Foreign Exchange
                                     June 30, 2010     Equity Contracts      Contracts
------------------------------------------------------------------------------------------
Dynamic Infrastructure Fund         $          (886)   $            --    $          (886)
Dynamic Contrarian Advantage Fund            (3,317)            (2,537)              (780)
Dynamic Discovery Fund                       (4,408)            (2,405)            (2,003)
                                    ------------------------------------------------------
Total                               $        (8,611)   $        (4,942)   $        (3,669)
                                    ======================================================

NOTE B. Fair Value Measurements -The inputs and valuation techniques used to measure fair value of the Funds' investments are summarized into three levels as described in the hierarchy below:

Level 1:    Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level3 : Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of each Fund's investments as of June 30, 2010, is as follows:

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

                                                              Dynamic          Dynamic        Dynamic     Dynamic Gold &
                                                          Infrastructure     Contrarian      Discovery   Precious Metals
                                                               Fund        Advantage Fund      Fund            Fund
                                                          ----------------------------------------------------------------
ASSETS:
Level 1: Quoted Prices
Common Stocks Market Value:
       Canada                                                           -          $95,701      $73,848          $792,510
       Ireland                                                          -           19,132            -                 -
       Israel                                                           -           29,374       30,934                 -
       United States                                             $191,911          239,675      102,373                 -
Gold Certificates Market Value:
       Canadian Gold Certificates                                       -                -            -            62,112
Warrants Market Value:
       Canada                                                           -                -        2,870                 -
Short-term Investments Market Value:                              101,402           95,192      125,722           218,589
--------------------------------------------------------------------------------------------------------------------------
Total Level 1 Market Value of Investments                        $293,313          479,074     $335,747        $1,073,211
--------------------------------------------------------------------------------------------------------------------------

Level 2: Other Significant Observable Inputs
Common Stocks Market Value:
       Australia                                                        -                -            -          $574,341
       Austria                                                    $11,191                -      $18,745
       Canada                                                     181,498                -            -         2,035,473
       France                                                      12,746                -       38,344                 -
       Germany                                                          -                -       18,464                 -
       Israel                                                           -          $31,098       57,822                 -
       Italy                                                       47,908           44,532        4,330                 -
       Luxembourg                                                  21,810                -            -                 -
       Sweden                                                           -           15,152            -                 -
       Switzerland                                                 26,066           38,366       79,103                 -
       United Kingdom                                              48,748                -       52,223                 -
       United States                                                    -                -            -           182,263
Call Options Purchased Market Value                                     -            2,048        2,048
Put Options Purchased Market Value                                      -            6,490        6,155                 -
--------------------------------------------------------------------------------------------------------------------------
Total Level 2 Market Value of Investments                        $349,967         $137,686     $277,234        $2,792,077
--------------------------------------------------------------------------------------------------------------------------

Total Market Value of Investments                                $643,280         $616,760     $612,981        $3,865,288
                                                          ================================================================

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

                                                              Dynamic           Dynamic          Dynamic          Dynamic Gold &
                                                          Infrastructure      Contrarian        Discovery         Precious Metals
                                                               Fund         Advantage Fund        Fund                 Fund
                                                          -----------------------------------------------------------------------
Level 2: Other Significant Observable Inputs
ASSETS:
Other Financial Instruments Unrealized Appreciation:*
       Forward Foreign Exchange Contracts                        $8,637               $418               $707                 --
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
Other Financial Instruments Unrealized Depreciation:*
 Foreign Exchange Contracts
       Forward Foreign Exchange Contracts                          (886)             $(780)           $(2,003)                --
 Equity Contracts
       Call Options Written                                          --               (552)              (552)                --
       Put Options Written                                           --             (1,985)            (1,853)                --
---------------------------------------------------------------------------------------------------------------------------------
Total Level 2 Unrealized Appreciation/Depreciation
       of Other Financial Instruments                            $7,751            $(2,899)           $(3,701)                --
---------------------------------------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments, such as futures, forwards, and options which are valued at the unrealized appreciation/depreciation of the investment.

To adjust for the time difference between local market close and the calculation of the net asset value, the Funds utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

                                                          Dynamic U.S.     Dynamic Energy
                                                         Growth Fund *     Income Fund **
                                                     ------------------------------------
  Level 1 - Quoted Prices                                   $ 1,250,092      $   194,206
  Level 2 - Other Significant Observable Inputs                      --        1,978,566
                                                     ------------------------------------
  Total Market Value of Investments                         $ 1,250,092      $ 2,172,772
                                                     ====================================

      * Level 1 securities for Dynamic U.S. Growth Fund consist of common stocks and the PNC Bank Money Market Account as disclosed in the Schedule of Investments.

      ** Level 1 securities for Dynamic Energy Income Fund are the PNC Bank Money Market Account as disclosed in the Schedule of Investments. Level 2 securities consist of Canadian common stocks as disclosed in the Schedule of Investments.

There were no Level 3 investments held at June 30, 2010 or September 30, 2009 for any of the Dynamic Funds.

In January 2010, the Finanical Accounting Standard Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and transfers out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Funds' financial statements.

                               DundeeWealth Funds
         Dynamic Infrastructure Fund, Dynamic Contrarian Advantage Fund,
          Dynamic Discovery Fund, Dynamic Gold & Precious Metals Fund,
             Dynamic U.S. Growth Fund and Dynamic Energy Income Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2010.

As of September 30, 2009, the Dynamic Gold & Precious Metals Fund had a capital loss carry-forward of $356. This amount is due to expire in the year 2017.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

JOHCM International Select Fund
June 30, 2010 (Unaudited)

                                                        Number of    Market
                                                         Shares      Value
     --------------------------------------------------------------------------
     COMMON STOCKS - 95.0%
     --------------------------------------------------------------------------
     Australia - 4.6%
     --------------------------------------------------------------------------
     Equinox Minerals, Ltd..* +                          200,633      $711,828
     OZ Minerals, Ltd.* +                                845,132       675,583
                                                                 --------------
                                                                     1,387,411
                                                                 --------------

     Bermuda - 2.2%
     --------------------------------------------------------------------------
     Seadrill, Ltd. +                                     36,562       657,209
                                                                 --------------

     Canada - 2.2%
     --------------------------------------------------------------------------
     Imax Corp.* +                                        46,499       672,227
                                                                 --------------

     China - 8.0%
     --------------------------------------------------------------------------
     Zhaojin Mining Industry Co., Ltd., Class H +        404,000       947,506
     Zhuzhou CSR Times Electric Co., Ltd., Class H +     369,000       780,886
     ZTE Corp., Class H +                                224,400       680,656
                                                                 --------------
                                                                     2,409,048
                                                                 --------------


     Germany - 12.2%
     --------------------------------------------------------------------------
     Biotest AG +                                         16,622       683,148
     Deutsche Boerse AG +                                 11,845       719,666
     Dialog Semiconductor plc*+                           65,875       786,008
     Infineon Technologies AG* +                         128,043       739,975
     Symrise AG +                                         35,797       739,538
                                                                 --------------
                                                                     3,668,335
                                                                 --------------

     Hong Kong - 2.7%
     --------------------------------------------------------------------------
     Ruinian International Ltd.* +                     1,123,000       812,523
                                                                 --------------

     Indonesia - 8.1%
     --------------------------------------------------------------------------
     PT Bank Rakyat Indonesia +                          789,500       797,427
     PT Kalbe Farma Tbk +                              3,670,000       842,202
     PT United Tractors Tbk +                            388,728       793,829
                                                                 --------------
                                                                     2,433,458
                                                                 --------------

     Ireland - 2.5%
     --------------------------------------------------------------------------
     Experian plc +                                       87,249       755,437
                                                                 --------------

     Japan - 17.9%
     --------------------------------------------------------------------------
     Denki Kagaku Kogyo Kabushiki Kaisha +               189,000       881,573
     Hitachi High-Technologies Corp. +                    40,600       747,300
     Japan Securities Finance Co., Ltd. +                123,800       694,579
     NEC Networks & System Integration Corp. +            59,900       744,865
     Osaka Securities Exchange Co., Ltd. +                   173       733,491
     Sysmex Corp. +                                       13,800       783,669
     Toshiba Plant Systems & Services Corp.  +            61,000       762,902
                                                                 --------------
                                                                     5,348,379
                                                                 --------------

     Luxembourg - 2.6%
     --------------------------------------------------------------------------
     L'Occitane International SA* +                      356,000       776,288
                                                                 --------------

     Netherlands - 7.5%
     --------------------------------------------------------------------------
     CSM NV +                                             25,535       758,619
     Koninklijke (Royal) KPN NV +                         58,307       744,514
     Wolters Kluwer NV +                                  38,411       732,954
                                                                 --------------
                                                                     2,236,087
                                                                 --------------
     Norway - 2.2%
     --------------------------------------------------------------------------
     Statoil ASA +                                        33,694       649,853
                                                                 --------------

     Singapore - 2.6%
     --------------------------------------------------------------------------
     Ho Bee Investment, Ltd. +                           716,000       773,035
                                                                 --------------

     Switzerland - 7.6%
     --------------------------------------------------------------------------
     Dufry Group* +                                       10,330       770,540
     STMicroelectronics NV +                              91,662       726,139
     Temenos Group AG* +                                  32,421       780,010
                                                                 --------------
                                                                     2,276,689
                                                                 --------------

DundeeWealth Funds

Schedule of Investments
(Continued)

JOHCM International Select Fund
June 30, 2010 (Unaudited)

                                                      Number
                                                       of           Market
                                                      Shares        Value
     ------------------------------------------------------------------------
     COMMON STOCKS (continued)
     ------------------------------------------------------------------------
     Turkey - 2.6%
     ------------------------------------------------------------------------
     Albaraka Turk Katilim Bankasi A/S +              420,416       $772,868
                                                               --------------

     United Kingdom - 6.9%
     ------------------------------------------------------------------------
     Intermediate Capital Group plc +                 194,541        711,787
     Kier Group plc +                                  48,820        700,952
     Man Group plc +                                  198,675        657,249
                                                               --------------
                                                                   2,069,988
                                                               --------------

     United States - 2.6%
     ------------------------------------------------------------------------
     Virgin Media, Inc.                                46,301        772,764
                                                               --------------

     Total Common Stocks
        (Cost $28,552,198)                                        28,471,599
                                                               --------------

                                                     Principal
                                                      Amount
     ------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 4.9%
     ------------------------------------------------------------------------
     PNC Bank Money Market Account,
        0.05%**, due 7/01/2010                       $1,470,800    1,470,800
                                                               --------------

     Total Short-Term Investments
        (Cost $1,470,800)                                          1,470,800
                                                               --------------

     Total Investments - 99.9%
        (Cost $30,022,998)***                                     29,942,399
     Other Assets Less Liabilities - 0.1%                             30,853
                                                               --------------
     NET ASSETS - 100.0%                                         $29,973,252
                                                               ==============

-------------
+ Fair valued security. The aggregate value of fair valued securities is $27,698,835 comprising 92.41% of net assets, which were valued pursuant to guidelines established by the Board of Trustees.

*     Non-income producing security.

**    Current yield.

*** Aggregate tax cost is $30,063,991 and net unrealized depreciation is as follows:
             Gross unrealized appreciation                          $1,330,432
             Gross unrealized depreciation                          (2,927,758)
                                                                   ------------
             Net unrealized depreciation                           $(1,597,326)
                                                                   ============

                                                                       % of
                                                                        Net
       Sector Allocation                                               Assets
       -------------------------------------------------------------------------
       Financials                                                         19.5%
       Industrials                                                        17.4
       Information Technology                                             14.9
       Materials                                                          13.2
       Health Care                                                        10.4
       Consumer Discretionary                                             10.2
       Energy                                                              4.4
       Consumer Staples                                                    2.5
       Telecommunication Services                                          2.5
       Cash and other                                                      5.0
                                                                      ----------
                                                                         100.0%
                                                                      ==========

        See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
                         JOHCM International Select Fund
                        Notes to Schedule of Investments
                            June 30, 2010 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If JO Hambro Capital Management Ltd.'s (the "Sub-Adviser" or "JO Hambro") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

      The Fund's derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under United States of America generally accepted accounting principles.

      The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

      Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule
      4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

                               DundeeWealth Funds
                         JOHCM International Select Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's ( the "Adviser" or "DundeeWealth US") or JO Hambro's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

      During the period ended June 30, 2010, the Fund had no investments in futures contracts or options on futures

      Forward Foreign Exchange Contracts - The Fund may engage in forward foreign exchange contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Forward contracts and options thereon, unlike futures contracts, are not traded on exchanges and are not standardized; rather banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and "cash" trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Disruptions can occur in any market traded by the Adviser or Sub-Adviser due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward (and futures) trading to less than that which the Adviser or Sub-Adviser would otherwise recommend, to the possible detriment of a fund. Neither the CFTC nor banking authorities regulate forward currency through banks. In respect of such trading, a fund is subject to the risk of bank failure or the inability or refusal by a bank to perform with respect to such contracts. Market illiquidity or disruption could result in major losses to a fund.

                               DundeeWealth Funds
                         JOHCM International Select Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      During the period ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.

      Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

      Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

      During the period ended June 30, 2010, the Fund had no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:    Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

                               DundeeWealth Funds
                         JOHCM International Select Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of June 30, 2010 is as follows:

Level 1: Quoted Prices
 Common Stocks Market Value:
    United States                                      $   772,764
 Short-term Investments Market Value:                    1,470,800
-------------------------------------------------------------------
Total Level 1 Market Value of Investments              $ 2,243,564
-------------------------------------------------------------------

Level 2: Other Significant Observable Inputs
 Common Stocks Market Value:
     Australia                                         $ 1,387,411
     Bermuda                                               657,209
     Canada                                                672,227
     China                                               2,409,048
     Germany                                             3,668,335
     Hong Kong                                             812,523
     Indonesia                                           2,433,458
     Ireland                                               755,437
     Japan                                               5,348,379
     Luxembourg                                            776,288
     Netherland                                          2,236,087
     Norway                                                649,853
     Singapore                                             773,035
     Switzerland                                         2,276,689
     Turkey                                                772,868
     United Kingdom                                      2,069,988
-------------------------------------------------------------------
Total Level 2 Market Value of Investments             $ 27,698,835
-------------------------------------------------------------------
Total Market Value of Investments                     $ 29,942,399
===================================================================

There were no Level 3 investments held at June 30, 2010 or September 30, 2009.

To adjust for the time difference between local market close and the calculation of the net asset value, the Fund utilizes fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, the Finanical Accounting Standard Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and transfers out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund's financial statements.

                               DundeeWealth Funds
                         JOHCM International Select Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2010.

As of September 30, 2009, the Fund had a capital loss carryforward of $18,729. This amount is due to expire in year 2017.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Mount Lucas U.S. Focused Equity Fund
June 30, 2010(Unaudited)

                                                         Number          Market
                                                        of Shares        Value
     -----------------------------------------------------------------------------
     COMMON STOCKS - 99.3%
     -----------------------------------------------------------------------------
     Consumer Discretionary - 32.2%
     -----------------------------------------------------------------------------
     Amazon.com, Inc.*                                       779          $85,114
     Apollo Group, Inc., Class A*                            996           42,300
     AutoZone, Inc.*                                         406           78,447
     Bed Bath & Beyond, Inc.*                              2,346           86,990
     Darden Restaurants, Inc.                              9,727          377,894
     Family Dollar Stores, Inc.                            2,145           80,845
     Ford Motor Co.*                                      10,321          104,036
     Gannett Co., Inc.                                     7,627          102,659
     Newell Rubbermaid, Inc.                              23,902          349,925
     O'Reilly Automotive, Inc.*                            1,588           75,525
     priceline.com, Inc.*                                    556           98,156
     RadioShack Corp.                                     17,754          346,381
     The Home Depot, Inc.                                 11,090          311,296
     Time Warner Cable, Inc.                               7,051          367,216
                                                                     -------------
                                                                        2,506,784
                                                                     -------------

     Energy - 13.2%
     -----------------------------------------------------------------------------
     Murphy Oil Corp.                                      7,217          357,602
     Sunoco, Inc.                                         11,649          405,036
     Tesoro Corp.                                         22,909          267,348
                                                                     -------------
                                                                        1,029,986
                                                                     -------------

     Financials - 18.0%
     -----------------------------------------------------------------------------
     Fifth Third Bancorp                                   9,127          112,171
     Genworth Financial, Inc., Class A*                    7,983          104,338
     The Goldman Sachs Group, Inc.                         2,486          326,337
     The Travelers Companies, Inc.                         7,643          376,418
     Unum Group                                           16,986          368,596
     XL Capital, Ltd., Class A                             6,825          109,268
                                                                     -------------
                                                                        1,397,128
                                                                     -------------
     Health Care - 10.4%
     -----------------------------------------------------------------------------
     CIGNA Corp.                                          11,200          347,872
     Intuitive Surgical, Inc.*                               345          108,889
     UnitedHealth Group, Inc.                             12,472          354,205
                                                                     -------------
                                                                          810,966
                                                                     -------------

     Industrials - 8.2%
     -----------------------------------------------------------------------------
     Goodrich Corp.                                        5,465          362,056
     L-3 Communications Holdings, Inc.                     3,905          276,630
                                                                     -------------
                                                                          638,686
                                                                     -------------

     Information Technology - 6.6%
     -----------------------------------------------------------------------------
     Advanced Micro Devices, Inc.*                        14,278          104,515
     McAfee, Inc. *                                        1,768           54,313
     Xerox Corp.                                          43,595          350,504
                                                                     -------------
                                                                          509,332
                                                                     -------------

DundeeWealth Funds

Schedule of Investments
(Continued)

Mount Lucas U.S. Focused Equity Fund
June 30, 2010(Unaudited)

                                                        Number          Market
                                                       of Shares        Value
     -----------------------------------------------------------------------------
     COMMON STOCKS (continued)
     -----------------------------------------------------------------------------
     Materials - 2.6%
     -----------------------------------------------------------------------------
     Freeport-McMoRan Copper & Gold, Inc.                  1,592          $94,135
     International Paper Co.                               4,796          108,534
                                                                     -------------
                                                                          202,669
                                                                     -------------

     Telecommunication Services - 8.1%
     -----------------------------------------------------------------------------
     AT&T, Inc.                                           15,403          372,599
     Verizon Communications, Inc.                          9,165          256,803
                                                                     -------------
                                                                          629,402
                                                                     -------------

     Total Common Stocks
        (Cost $8,060,061)                                               7,724,953
                                                                     -------------

                                                     Principal
                                                       Amount
     -----------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 1.0%
     -----------------------------------------------------------------------------
     PNC Bank Money Market  Account,
        0.05%**, due 7/01/2010                           $81,427           81,427
                                                                     -------------

     Total Short-Term Investments
        (Cost $81,427)                                                     81,427
                                                                     -------------

     Total Investments - 100.3%
        (Cost $8,141,488)***                                            7,806,380
     Liabilities in Excess of Other Assets - (0.3)%                       (25,392)
                                                                     -------------
     NET ASSETS - 100.0%                                               $7,780,988
                                                                     =============

-------------
*     Non-income producing security.

**    Current yield.

*** Aggregate tax cost is $8,147,882 and net unrealized depreciation is as follows:
             Gross unrealized appreciation                            $206,188
             Gross unrealized depreciation                            (547,690)
                                                                   ------------
             Net unrealized depreciation                             $(341,502)
                                                                   ============

             Sector Allocation                                 % of Net Assets
             ------------------------------------------------------------------
             Consumer Discretionary                                      32.2%
             Financials                                                  18.0
             Energy                                                      13.2
             Health Care                                                 10.4
             Industrials                                                  8.2
             Telecommunication Services                                   8.1
             Information Technology                                       6.6
             Materials                                                    2.6
             Cash and other                                               0.7
                                                             ------------------
                                                                        100.0%
                                                             ==================


        See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
                       Mt. Lucas U.S. Focused Equity Fund
                        Notes to Schedule of Investments
                            June 30, 2010 (Unaudited)

Note A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Mount Lucas Management Corp.'s (the "Sub-Adviser" or "Mt. Lucas") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

      The Fund's derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under United States of America generally accepted accounting principles.

      The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

      Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission. The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

                               DundeeWealth Funds
                       Mt. Lucas U.S. Focused Equity Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's, the Adviser, or Mt. Lucas' ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

      During the period ended June 30, 2010, the Fund had no investments in futures contracts or options on futures.

      Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

                               DundeeWealth Funds
                       Mt. Lucas U.S. Focused Equity Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

      During the period ended June 30, 2010, the Fund had no investments in options.

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:    Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of June 30, 2010 is as follows:

Level 1 - Quoted Prices*                       $        7,806,380
                                               ------------------
Total Market Value of Investments              $        7,806,380
                                               ==================
---------------
* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at June 30, 2010 or September 30, 2009.

In January 2010, the Finanical Accounting Standard Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and transfers out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund's financial statements.

                               DundeeWealth Funds
                       Mt. Lucas U.S. Focused Equity Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2010.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. As of September 30, 2009, the Fund had post-October losses of $1,660,908.

As of September 30, 2009, the Fund had a capital loss carryforward of $953,379. This amount is due to expire in the year 2017.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

DundeeWealth Funds (formerly known as BHR Institutional Funds)

Schedule of Investments

Smith Group Large Cap Core Growth Fund
June 30, 2010 (Unaudited)

                                                              Number         Market
                                                            of Shares        Value
     ----------------------------------------------------------------------------------
     COMMON STOCKS - 96.8%
     ----------------------------------------------------------------------------------
     Consumer Discretionary - 16.9%
     ----------------------------------------------------------------------------------
     Autoliv, Inc.                                             18,840         $901,494
     Bed Bath& Beyond, Inc.*                                   22,170          822,063
     Limited Brands, Inc.                                      37,380          824,977
     Mattel, Inc.                                              42,120          891,259
     Ross Stores, Inc.                                         18,040          961,352
     Whirlpool Corp.                                           10,980          964,264
     WMS Industries, Inc.*                                     22,770          893,722
                                                                          -------------
                                                                             6,259,131
                                                                          -------------

     Consumer Staples - 9.9%
     ----------------------------------------------------------------------------------
     Brown - Forman Corp., Class B                             16,530          946,012
     Tyson Foods, Inc., Class A                                52,780          865,064
     Wal-Mart Stores, Inc.                                     18,240          876,797
     Whole Foods Market, Inc.*                                 26,600          958,132
                                                                          -------------
                                                                             3,646,005
                                                                          -------------

     Energy - 9.6%
     ----------------------------------------------------------------------------------
     Cimarex Energy Co.                                        12,100          866,118
     Exxon Mobil Corp.                                         15,110          862,328
     Helmerich & Payne, Inc.                                   25,490          930,895
     Newfield Exploration Co.*                                 18,340          896,092
                                                                          -------------
                                                                             3,555,433
                                                                          -------------

     Financials - 9.9%
     ----------------------------------------------------------------------------------
     American Express Co.                                      23,180          920,246
     Capital One Financial Corp.                               23,080          930,124
     Franklin Resources, Inc.                                  10,170          876,552
     PNC Financial Services Group, Inc.                        16,220          916,430
                                                                          -------------
                                                                             3,643,352
                                                                          -------------

     Health Care - 8.3%
     ----------------------------------------------------------------------------------
     Express Scripts, Inc.*                                    19,340          909,367
     McKesson Corp.                                            14,710          987,924
     Valeant Pharmaceuticals International*                    22,770        1,190,643
                                                                          -------------
                                                                             3,087,934
                                                                          -------------

     Industrials - 13.9%
     ----------------------------------------------------------------------------------
     Eaton Corp.                                               13,000          850,720
     Illinois Tool Works, Inc.                                 20,460          844,589
     Manpower, Inc.                                            20,730          895,121
     Parker Hannifin Corp.                                     15,300          848,538
     Thomas & Betts Corp.*                                     24,390          846,333
     United Parcel Service, Inc., Class B                      15,100          859,039
                                                                          -------------
                                                                             5,144,340
                                                                          -------------

     Information Technology - 26.0%
     ----------------------------------------------------------------------------------
     Apple, Inc.*                                               4,030        1,013,666
     Arrow Electronics, Inc.*                                  36,300          811,305
     BMC Software, Inc.*                                       25,190          872,330
     Cisco Systems, Inc.*                                      40,480          862,629
     Hewlett-Packard Co.                                       19,440          841,363
     Intel Corp.                                               43,630          848,603
     International Business Machines Corp.                      7,460          921,161
     Jabil Circuit, Inc.                                       67,960          903,868
     Lender Processing Services, Inc.                          27,700          867,287
     NetApp, Inc.*                                             23,400          873,054
     Western Digital Corp.*                                    26,790          807,986
                                                                          -------------
                                                                             9,623,252
                                                                          -------------

DundeeWealth Funds

Schedule of Investments
(Continued)

Smith Group Large Cap Core Growth Fund
March 31, 2010 (Unaudited)

                                                             Number          Market
                                                            of Shares        Value
     ----------------------------------------------------------------------------------
     COMMON STOCKS (continued)
     ----------------------------------------------------------------------------------
     Materials - 2.3%
     ----------------------------------------------------------------------------------
     Freeport-McMoRan Copper & Gold, Inc.                      14,300         $845,559
                                                                          -------------

     Total Common Stocks
        (Cost $36,322,106)                                                  35,805,006
                                                                          -------------

                                                         Principal
                                                          Amount
     ----------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS - 3.3%
     ----------------------------------------------------------------------------------
     PNC Bank Money Market Account,
        0.05%**, due 7/01/2010                             $1,240,994        1,240,994
                                                                          -------------

     Total Short-Term Investments
        (Cost $1,240,994)                                                    1,240,994
                                                                          -------------

     Total Investments - 100.1%
        (Cost $37,563,100) ***                                              37,046,000
     Liabilities in Excess of Other Assets - (0.1)%                           (48,347)
                                                                          -------------
     NET ASSETS - 100.0%                                                   $36,997,653
                                                                          =============


-------------
*     Non-income producing security.

**    Current yield.

***   Aggregate tax cost is $37,607,091 and net unrealized depreciation is as follows:
      Gross unrealized appreciation                                 $2,497,725
      appreciation
      Gross unrealized depreciation                                 (3,058,816)
                                                                    ------------
      Net unrealized depreciation                                    $(561,091)
                                                                    ============

      Sector Allocation                             % of Net Assets
      ---------------------------------------------------------------
      Information Technology                                   26.0%
      Consumer Discretionary                                   16.9
      Industrials                                              13.9
      Consumer Staples                                          9.9
      Financials                                                9.9
      Energy                                                    9.6
      Health Care                                               8.3
      Materials                                                 2.3
      Cash and other                                            3.2
                                                   ------------------
                                                              100.0%
                                                   ==================

      See Notes to Schedule of Investments

         DundeeWealth Funds (formerly known as BHR Institutional Funds)
                     Smith Group Large Cap Core Growth Fund
                        Notes to Schedule of Investments
                            June 30, 2010 (Unaudited)

NOTE A. Security Valuation - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over- the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern time if a security's primary exchange is normally open at that time). If there is no such reported sale on the valuation date, securities are valued at the most recent quoted bid price. For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Short-term debt securities with maturities of 60 days or less are carried at amortized cost, which approximates market value. Other debt securities are priced based upon valuations provided by recognized independent third party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Pricing Procedures approved by the Board of Trustees.

Derivative Financial Instruments - The Fund may invest in various derivative financial instruments and engage in various portfolio investment strategies for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against currency risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform its duties under the contract. Investing in certain derivative financial instruments entails certain execution, market, liquidity, hedging, and tax risks. Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which the Fund would not be subject absent the use of these strategies. If Smith Asset Management Group, LP's (the "Sub-Adviser" or "Smith") prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate, the consequences to the Fund may leave the Fund in a worse position than if it had not used such strategies.

      The Fund's derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under United States of America generally accepted accounting principles.

      The Fund is subject to equity price risk, foreign currency exchange rate risk, and interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below and in the tables to follow.

      Futures and Options on Futures - The Fund may use futures contracts for the purpose of gaining exposure to, or hedging against changes in the value of equities, interest rates or foreign currencies. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission. The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

                               DundeeWealth Funds
                     Smith Group Large Cap Core Growth Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)


      There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on DundeeWealth US, LP's, the Adviser, or Smith's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

      During the period ended June 30, 2010, the Fund had no investments in futures contracts or options on futures.

      Options - The Fund may purchase or write call or put options on securities or indices for the purpose of generating additional income, gaining exposure to underlying securities and/or hedging against price movements of portfolio assets. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

                               DundeeWealth Funds
                     Smith Group Large Cap Core Growth Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

      Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

      During the period ended June 30, 2010, the Fund had no investments in options

NOTE B. Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

Level 1:    Quoted prices in active markets for identical securities

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3: Significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund's investments as of June 30, 2010 is as follows:

Level 1 - Quoted Prices*                                    37,046,000
                                                 -----------------------
Total Market Value of Investments                           37,046,000
                                                 =======================

---------------
* Level 1 securities consist of common stocks and short-term investments as disclosed in the Schedule of Investments.

There were no Level 2 or 3 investments held at June 30, 2010 or September 30, 2009.

In January 2010, the Finanical Accounting Standard Board issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and transfers out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009, and interim periods within those fiscal years, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund's financial statements.

                               DundeeWealth Funds
                     Smith Group Large Cap Core Growth Fund
                  Notes to Schedule of Investments (Continued)
                            June 30, 2010 (Unaudited)

NOTE C. Tax Disclosure - No provision for Federal income taxes is required since the Fund intends to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2010.

Under the current tax law, capital losses realized after October 31 and prior to the Fund's fiscal year end may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 2009, the Fund had post-October losses of $8,438,387.

As of September 30, 2009, the Fund had a capital loss carryforward of $5,926,693, which is available to reduce future required distributions of net capital gains to shareholders. $274,339 is available through 2016; and $5,652,354 is available through 2017.

For additional information regarding the accounting policies of the Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DundeeWealth Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Peter Moran
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date              8/24/10
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Peter Moran
                         -------------------------------------------------------
                           Peter Moran, President
                           (principal executive officer)

Date              8/24/10
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ John Leven
                         -------------------------------------------------------
                           John Leven, Treasurer
                           (principal financial officer)

Date              8/24/10
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.